Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund	November 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.24%
Education Revenue Bonds — 26.67%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 841,814
Series A 4.00% 7/1/37	850,000	827,815
Series A 4.25% 7/1/47	750,000	698,377
Series A 4.375% 7/1/52	250,000	230,963
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.125% 6/15/54	1,000,000	994,700
5.25% 6/15/64	1,500,000	1,497,465
Series A 5.00% 3/1/39	2,770,000	2,782,243
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	270,116
Series A 5.00% 7/1/34	350,000	350,105
Series A 5.00% 7/1/45	360,000	359,979
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,004,030
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 4.50% 8/1/26	245,000	245,037
Series A 5.375% 8/1/50	975,000	993,213
Series A 5.75% 8/1/44	585,000	585,398
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	232,448
Series A 5.00% 7/1/47	710,000	654,045
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	652,060
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	1,000,490
Series A 5.00% 7/1/44	495,000	495,020
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	1,350,762
NQ- 313 [1124] 0125 (4133339)    1

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	$ 694,444
Series A 144A 5.50% 7/1/52 #	1,130,000	1,131,322
Series A 144A 5.50% 7/1/57 #	880,000	877,307
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	730,920
144A 5.00% 8/1/53 #	570,000	569,094
5.25% 8/1/39	800,000	800,320
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School Project) Series A 5.00% 9/1/44	1,435,000	1,336,028
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	645,825
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,611,470
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	267,711
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	1,000,000	1,014,880
Series A 5.00% 9/1/55	1,100,000	1,101,540
Series A 5.75% 9/1/46	500,000	508,075
Series A 6.00% 9/1/51	3,500,000	3,563,385
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,250,000	1,140,362
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,503,360
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project) Series A 144A 4.75% 7/1/29 #	300,000	303,108
(Nova Classical Academy Project) Series A 4.00% 9/1/36	1,620,000	1,582,756
2    NQ- 313 [1124] 0125 (4133339)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	715,000	$ 728,163
City of Woodbury, Minnesota Charter School Lease Revenue
(MSA Building Company) Series A 4.00% 12/1/50	450,000	378,576
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	759,846
Series A 4.00% 7/1/51	1,140,000	884,047
Series A 4.00% 7/1/56	575,000	432,550
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	670,173
Series A 5.00% 11/1/48	1,700,000	1,515,108
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,244,525
5.00% 5/1/47	3,000,000	2,815,290
(Carleton College) 4.00% 3/1/47	1,500,000	1,500,870
(Green Bonds) Series A 5.00% 10/1/32	500,000	547,120
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,394,062
(Macalester College)
3.00% 3/1/40	365,000	335,771
3.00% 3/1/43	325,000	285,207
4.00% 3/1/48	600,000	592,212
(Minneapolis College of Art & Design)
4.00% 5/1/25	200,000	199,994
4.00% 5/1/26	100,000	99,996
(St. Catherine University)
5.00% 10/1/52	750,000	742,395
Series A 4.00% 10/1/38	920,000	867,496
Series A 5.00% 10/1/45	1,670,000	1,676,763
(St. Olaf College) 4.00% 10/1/46	935,000	928,913
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	303,009
Series B 5.00% 10/1/39	1,000,000	1,006,530
NQ- 313 [1124] 0125 (4133339)    3

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/47	1,055,000	$ 1,057,606
(University of St. Thomas)
4.00% 10/1/37	300,000	305,439
4.00% 10/1/44	100,000	99,464
5.00% 10/1/34	450,000	484,808
5.00% 10/1/40	915,000	971,959
Series A 4.125% 10/1/53	1,325,000	1,318,309
Series A 5.00% 10/1/49	1,250,000	1,341,787
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	250,000	245,375
University of Minnesota Revenue
Series A 5.00% 9/1/42	900,000	937,125
		63,118,475
Electric Revenue Bonds — 1.62%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,497
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	86,625
Series AAA 5.25% 7/1/25 ‡	95,000	49,875
Series CCC 5.25% 7/1/27 ‡	650,000	341,250
Series WW 5.00% 7/1/28 ‡	585,000	307,125
Series XX 4.75% 7/1/26 ‡	105,000	55,125
Series XX 5.25% 7/1/40 ‡	295,000	154,875
Series XX 5.75% 7/1/36 ‡	370,000	194,250
Series ZZ 4.75% 7/1/27 ‡	85,000	44,625
Series ZZ 5.25% 7/1/24 ‡	130,000	68,250
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	400,000	404,960
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/46	1,100,000	1,179,266
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	577,455
		3,824,178
4    NQ- 313 [1124] 0125 (4133339)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 37.68%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	$ 372,084
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	788,416
5.00% 9/1/43	1,000,000	1,002,610
5.00% 9/1/58	1,175,000	1,175,329
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	490,000	314,232
Fourth Tier Series D 7.25% 1/1/52	1,495,000	842,014
Second Tier Series B 5.00% 1/1/47	535,000	320,492
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,283,494
(Ecumen Obligated Group)
Series A 6.125% 3/1/44	1,100,000	1,145,155
Series A 6.125% 3/1/49	300,000	306,870
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,335,657
City of Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	632,730	379,638
City of Center, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.50% 11/1/34	1,000,000	1,000,360
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	216,550
5.00% 9/1/52	1,500,000	1,320,330
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	608,461
NQ- 313 [1124] 0125 (4133339)    5

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	$ 183,679
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	673,643
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	90,000	54,000
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,625,000	1,592,695
(North Memorial Health Care) 4.00% 9/1/35	300,000	294,246
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	973,730
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/39	1,900,000	1,922,154
4.00% 11/15/40	1,000,000	1,009,540
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,624,744
Series A 5.00% 11/15/32	1,250,000	1,261,488
Series A 5.00% 11/15/33	1,400,000	1,464,358
Series A 5.00% 11/15/44	1,000,000	1,003,560
Series A 5.00% 11/15/49	1,000,000	1,014,830
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,641,163
City of Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	401,530
4.20% 8/1/49	1,500,000	1,172,325
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,200,000	1,200,960
6    NQ- 313 [1124] 0125 (4133339)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,500,000	$ 3,613,925
5.00% 11/15/57	5,175,000	5,571,922
Series B 5.00% 11/15/33	500,000	581,080
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	600,096
Series A 5.00% 9/1/32	1,000,000	1,006,800
Series A 5.00% 9/1/35	350,000	351,131
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	747,500
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	129,992
5.00% 9/1/34	105,000	105,043
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	2,239,492
4.00% 5/1/50	2,500,000	2,502,225
5.00% 5/1/54	1,250,000	1,344,425
Series A 5.00% 5/1/46	630,000	639,633
City of St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	948,990
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	613,991
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,438,741
Series A 5.00% 11/15/47	2,360,000	2,393,960
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	1,000,000	1,007,600
Series A 5.00% 7/1/33	1,000,000	1,006,580
NQ- 313 [1124] 0125 (4133339)    7

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	$ 934,010
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	1,058,310
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	2,000,000	1,783,580
City of Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,349,520
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	488,140
4.00% 8/1/38	500,000	496,335
4.00% 8/1/39	400,000	394,304
4.00% 8/1/44	700,000	666,029
5.00% 8/1/35	150,000	152,601
5.00% 8/1/54	1,250,000	1,258,437
City of West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,460,325
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	1,986,122
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	318,384
Series A 5.00% 4/1/40	315,000	293,548
Series A 5.00% 4/1/48	185,000	161,494
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,451,820
Series A 4.00% 7/1/41	930,000	816,401
8    NQ- 313 [1124] 0125 (4133339)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority Revenue
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	$ 401,020
Series A 5.00% 2/15/53	1,590,000	1,624,662
Series A 5.00% 2/15/58	6,940,000	7,064,781
Series A 5.25% 2/15/58	2,000,000	2,056,760
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	396,112
Series A 4.00% 6/15/38	400,000	411,620
Series B 5.25% 6/15/52	1,000,000	1,091,480
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	2,050,000	2,053,464
5.25% 1/1/54	1,150,000	1,263,091
		89,175,813
Housing Revenue Bonds — 3.14%
City of Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	942,730
City of Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	735,255
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43	750,000	754,860
Minnesota Housing Finance Agency Residential Housing Finance Revenue
(Social Bonds) Series F 2.40% 7/1/46	1,250,000	908,162
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	350,000	357,151
Series D 5.50% 7/1/53	955,000	1,008,671
Series I 2.20% 1/1/51	635,000	410,400
Series O 4.45% 7/1/38	1,000,000	1,031,780
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,275,013
		7,424,022
NQ- 313 [1124] 0125 (4133339)    9

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.09%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$ 1,030,581
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy) Sub-Series A 4.00% 12/1/52 •	1,000,000	1,014,730
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,262,635
		7,307,946
Lease Revenue Bonds — 1.35%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	1,250,000	1,270,450
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.00% 2/1/38	880,000	896,157
Series A 4.50% 2/1/33	345,000	351,396
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	439,695
Minnesota Housing Finance Agency Revenue
(State Appropriation) 5.00% 8/1/31	250,000	250,378
		3,208,076
Local General Obligation Bonds — 11.05%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	500,000	437,645
Series A 3.00% 2/1/45	750,000	647,332
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	382,035
Series A 4.00% 2/1/42	925,000	941,983
Series A 4.00% 2/1/43	800,000	814,136
10    NQ- 313 [1124] 0125 (4133339)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Blaine, Minnesota
Series A 4.00% 2/1/39	1,165,000	$ 1,219,522
City of Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	1,228,331
3.00% 12/1/38	1,970,000	1,840,256
3.00% 12/1/42	1,000,000	882,960
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	2,910,428
City of Virginia, Minnesota
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,008,160
County of Hennepin
Series A 5.00% 12/1/44	1,125,000	1,285,594
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	202,752
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	490,610
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,258,950
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/37	1,170,000	1,216,660
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	600,000	613,848
Series C 4.00% 3/1/43	575,000	586,396
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	515,260
Rice County, Minnesota
(State Credit Enhancement Program) Series A-1 4.00% 2/1/52	1,500,000	1,499,460
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,072,793
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	1,000,000	1,117,510
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	150,000	150,555
Series A 4.00% 2/1/45	325,000	325,855
NQ- 313 [1124] 0125 (4133339)    11

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/41	435,000	$ 444,874
Washington County, Minnesota
Series A 5.00% 2/1/43	1,000,000	1,119,170
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	1,035,000	1,040,910
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	901,480
		26,155,465
Pre-Refunded Bonds — 0.53%
City of St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	280,101
Series A 5.00% 11/15/30-25 §	205,000	208,803
Duluth Independent School District No. 709
Series A 4.20% 3/1/34-27 §	750,000	772,860
		1,261,764
Special Tax Revenue Bonds — 3.27%
City of Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project) 4.00% 3/1/27	650,000	650,026
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.653% 11/1/43 •	1,525,416	943,851
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,505,000	1,506,415
Series A-1 5.398% 7/1/51 ^	6,809,000	1,691,151
Series A-2 4.536% 7/1/53	3,000,000	2,960,190
		7,751,633
State General Obligation Bonds — 2.76%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	1,051,061
Series A-1 4.00% 7/1/46	1,000,000	953,820
12    NQ- 313 [1124] 0125 (4133339)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 4.00% 9/1/38	550,000	$ 573,386
Series A 5.00% 8/1/41	1,000,000	1,122,280
Series A 5.00% 8/1/44	2,500,000	2,826,775
		6,527,322
Transportation Revenue Bonds — 6.08%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	1,500,000	1,482,180
Series B 5.00% 1/1/32 (AMT)	330,000	348,417
Series B 5.00% 1/1/39 (AMT)	500,000	519,875
Series B 5.00% 1/1/49 (AMT)	600,000	618,912
Series B 5.25% 1/1/42 (AMT)	2,910,000	3,196,868
Series B 5.25% 1/1/47 (AMT)	500,000	534,905
Series B 5.25% 1/1/49 (AMT)	1,000,000	1,082,100
(Senior) Series C 5.00% 1/1/46	185,000	189,448
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,213,520
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,215,403
		14,401,628
Total Municipal Bonds (cost $232,633,283)		230,156,322

Short-Term Investments — 0.99%
Variable Rate Demand Notes — 0.99%¤
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 2.80% 11/15/38 (Mayo Foundation for Medical Education)	1,000,000	1,000,000
NQ- 313 [1124] 0125 (4133339)    13

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series B 2.80% 11/15/38 (SPA - Northern Trust)	1,340,000	$ 1,340,000
Total Short-Term Investments (cost $2,340,000)		2,340,000
Total Value of Securities—98.23% (cost $234,973,283)		232,496,322

Receivables and Other Assets Net of Liabilities—1.77%		4,198,732
Net Assets Applicable to 23,093,982 Shares Outstanding—100.00%		$236,695,054
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $12,853,244, which represents 5.43% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2024.
14    NQ- 313 [1124] 0125 (4133339)

(Unaudited)
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ- 313 [1124] 0125 (4133339)    15